Cover	Sep. 23, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2026
Entity File Number	1-6263
Entity Registrant Name	AAR CORP.
Entity Central Index Key	0000001750
Entity Tax Identification Number	36-2334820
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One AAR Place
Entity Address, Address Line Two	1100 N. Wood Dale Road
Entity Address, City or Town	Wood Dale
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60191
City Area Code	630
Local Phone Number	227-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member] | NYSE CHICAGO, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	AIR
Security Exchange Name	NYSE
Common Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	AIR
Security Exchange Name	NYSE